Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Cash consideration	$ 513	$ 57,629
Issuance costs	$ 153	$ 4,455